CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CONDENSED STATEMENTS OF OPERATIONS (Unaudited)
Revenue, net of discounts	$ 0	$ 78	$ 7,195	$ 1,553	$ 1,603	$ 13,944
Cost of goods sold	0	0	7,313	4,781	995	12,762
Gross profit	0	78	(118)	(3,228)	608	1,182
Operating Expenses
Selling, general and administrative	3,224,679	492,487	3,911,339	1,245,514	1,709,100	541,219
Write-off of investments					65,000	0
Write-off of note receivable and investments	21,500	0	21,500	65,000
Total operating expenses	3,246,179	492,487	3,932,839	1,310,514	1,774,100	541,219
Operating loss	(3,246,179)	(492,409)	(3,932,957)	(1,313,742)	(1,773,492)	(540,037)
Other Income
Change in fair value of derivative liabilities	(327,714)	(42,372)	41,859	(42,372)	192,759	0
Total other income					192,759	0
Interest expense
Interest expense	(98,322)	(31,527)	(406,746)	(36,569)
Gain (loss) on debt extinguishment	102,579	0	102,579	0
Total other expenses	(323,457)	(73,899)	(262,308)	(78,941)
Loss from operations before income taxes	(3,569,636)	(566,308)	(4,195,265)	(1,392,683)	(1,580,733)	(540,037)
Provision for income taxes	0	0	0	0	0	0
Net Loss	$ (3,569,636)	$ (566,308)	$ (4,195,265)	$ (1,392,683)	$ (1,580,733)	$ (540,037)
Net loss per share - basic and diluted	$ (0.04)	$ (0.01)	$ (0.06)	$ (0.03)	$ (0.03)	$ (0.01)
Weighted average common shares - basic and diluted	81,870,709	46,690,474	70,124,866	44,031,600	47,322,946	37,144,459